Segment Information - Long-lived tangible assets by geographic region (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Segment Reporting Information [Line Items]
Total	$ 11,798	$ 13,780	$ 17,902
United States
Segment Reporting Information [Line Items]
Total	9,019	10,613	13,469
Ireland
Segment Reporting Information [Line Items]
Total	499	609	897
Rest of world
Segment Reporting Information [Line Items]
Total	$ 2,280	$ 2,558	$ 3,536